Short Term Debt (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2017	Mar. 22, 2017	Mar. 08, 2017
Revolving Credit Facility [Member] | New Mexico Gas Company [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 125
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Dec. 17, 2018
Revolving Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				300
Revolving Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Dec. 17, 2018
Letter of Credit [Member] | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				50
Finance Term Credit Facility [Member] | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 325
Line of Credit Facility, Expiration Date	Mar. 22, 2022	Dec. 17, 2018
Finance Term Credit Facility [Member] | Tampa Electric Division [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 300
Line of Credit Facility, Expiration Date	Nov. 01, 2018
Finance Term Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 400
Line of Credit Facility, Expiration Date	Mar. 08, 2018	Mar. 14, 2017